REVENUE FROM CONTRACTS WITH CUSTOMERS - Customers Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	$ 1,520.4	$ 1,443.4	$ 619.5
Operating segment | Tanker segment
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	1,491.4	1,440.4	619.5
Operating segment | Marine Exhaust segment
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	48.0	5.9	0.0
Intersegment elimination
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	(19.0)	(2.9)	0.0
Transportation of refined oil products
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	1,491.4	1,440.4	619.5
Scrubbers and related services
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	21.7	1.2	0.0
Welding and mounting
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	5.3	1.1	0.0
Others
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	$ 2.0	$ 0.7	$ 0.0